Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 3, 2011
Registrant Name	dei_EntityRegistrantName	ALGER CHINA-US GROWTH FUND
Central Index Key	dei_EntityCentralIndexKey	0001219064
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 3, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011

ALGER CHINA-US GROWTH FUND (Prospectus Summary): | ALGER CHINA-US GROWTH FUND
ALGER CHINA-U.S. GROWTH FUND

Supplement Dated October 1, 2011 to the
Prospectus Dated March 1, 2011
As supplemented to date

The following replaces the first full paragraph on page 139 of the Prospectus:

While the Fund will concentrate its investments in the securities of companies economically tied to either China or the U.S., such companies may be organized under the laws of other countries, such as Canada, European countries, or other Asian countries. The Fund's investment adviser, Fred Alger Management, Inc., directs its attention primarily to identifying and investing in the equity securities of companies that it believes will benefit from China's economic development and growth. The Fund will normally invest primarily in the U.S. and Chinese securities markets.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
ALGER CHINA-US GROWTH FUND (Prospectus Summary): | ALGER CHINA-US GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ALGER CHINA-U.S. GROWTH FUND
Supplement Text	ck0001219064_SupplementTextBlock

Supplement Dated October 1, 2011 to the
Prospectus Dated March 1, 2011
As supplemented to date

The following replaces the first full paragraph on page 139 of the Prospectus:

While the Fund will concentrate its investments in the securities of companies economically tied to either China or the U.S., such companies may be organized under the laws of other countries, such as Canada, European countries, or other Asian countries. The Fund's investment adviser, Fred Alger Management, Inc., directs its attention primarily to identifying and investing in the equity securities of companies that it believes will benefit from China's economic development and growth. The Fund will normally invest primarily in the U.S. and Chinese securities markets.

ALGER CHINA-US GROWTH FUND | ALGER CHINA-US GROWTH FUND Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHUSX
ALGER CHINA-US GROWTH FUND | ALGER CHINA-US GROWTH FUND Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHUCX